Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 14,624,060	$ 12,867,137
Restricted cash	0	109
Accounts receivable	20,105,837	15,617,336
Advance payments to suppliers	13,668,130	0
Prepaid taxes	0	440,477
Inventories	14,942,455	6,510,886
Biological assets	323,464	0
Prepaid expenses and other assets	644,578	22,818
Total Current Assets	64,308,524	35,458,763
PROPERTY AND EQUIPMENT - net	12,777,530	8,786,661
OTHER ASSETS:
Loan receivable	0	6,049,790
Investment in related party company	156,206	0
Land use rights, net	12,977,904	2,674,006
Total Other Assets	13,134,110	8,723,796
Total Assets	90,220,164	52,969,220
CURRENT LIABILITIES:
Loans payable - current portion	15,620,607	0
Accounts payable	1,350,300	6,029,060
Facility and land use right payable	16,033,643	0
Advances from customers	12,258,470	7,957,658
Other Payable	270,147	94,620
Taxes Payable	675,911	0
Due to related parties	4,088,264	4,222,574
Total Current Liabilities	50,297,342	18,303,912
LOANS PAYABLE, net of current portion	0	1,512,447
Total Liabilities	50,297,342	19,816,359
SHAREHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 10,000,000 shares authorized, none issued and outstanding	0	0
Common Stock ($0.001 par value, 100,000,000 shares authorized, 13,800,000 and 12,800,000 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively	13,800	12,800
Additional paid-in capital	8,731,420	5,658,339
Retained earnings	28,363,794	25,856,413
Statutory reserves	347,446	342,957
Accumulated other comprehensive income - foreign currency translation adjustment	2,466,364	1,282,352
Total Shareholders' Equity	39,922,824	33,152,861
Total Liabilities and Shareholders' Equity	$ 90,220,166	$ 52,969,220